Financing Activities (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Feb. 23, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Shares of Company
Beginning Balance, Shares			511,389,173	509,739,159	508,113,964		506,004,962
Issued				1,650,014	1,625,195		2,109,002
Treasury Stock, Shares, Ending Balance				20,336,592	20,336,592		20,336,592
Ending Balance, Shares				511,389,173	509,739,159		508,113,964
Long-term Debt
Senior Unsecured Notes				$ 13,629,100	$ 12,562,100
Pollution Control Bonds	[1]			1,784,800	1,951,800
Notes Payable - Affiliated				0	0
Notes Payable	[2]			264,700	274,100	[3]
Securitization Bonds				2,024,000	2,360,900
Spent Nuclear Fuel Obligation	[4]			265,600	265,500
Other Long-term Debt				1,604,500	1,098,000
Total Long-term Debt Outstanding				19,572,700	18,512,400	[3],[5]
Outstanding Long-term Debt
Principal Amount, 2016				1,831,800
Principal Amount, 2017				2,689,600
Principal Amount, 2018				1,726,900
Principal Amount, 2019				1,813,200
Principal Amount, 2020				368,200
Principal Amount, After 2020				11,262,400
Principal Amount, Total				19,692,100
Unamortized Discount, Net and Debt Issuance Costs				(119,400)
Total Long-term Debt Outstanding				19,572,700	18,512,400	[3],[5]
Short-term Debt
Securitized Debt for Receivables	[6]			675,000	744,000
Commercial Paper				125,000	602,000
Total Short-term Debt				$ 800,000	$ 1,346,000
Securitized Debt for Receivables	[7]			0.30%	0.22%
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable				0.30%	0.22%		0.23%
Net Uncollectible Accounts Receivable Written Off				$ 34,100	$ 40,100		$ 34,900
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts				924,800	974,500
Total Principal Outstanding				675,000	744,000
Delinquent Securitized Accounts Receivable				48,300	43,900
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable				17,500	12,900
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable				357,800	335,400
Financing Activities (Textuals) [Abstract]
Disposal Group, Including Discontinued Operation, Long-term Debt					83,200
Repayments of Long-term Debt				2,397,900	1,777,400		2,595,400
Issuance of Long-term Debt				3,436,600	2,067,000		3,206,600
Total Commitment From Bank Conduits To Finance Receivables				750,000	$ 700,000
Reaquired Pollution Control Bonds Held by Trustees				554,000
Credit Facilities, Total				$ 3,500,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 8,100,000
Maximum Amount of Commercial Paper Outstanding				$ 788,000
Weighted Average Interest Rate of Commercial Paper Outstanding During Year				0.46%
Commercial Paper [Member]
Short-term Debt
Commercial Paper	[7]			0.81%	0.59%
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2045
Weighted Average Interest Rate				5.09%
Interest Rate Ranges, Minimum				1.65%	1.65%
Interest Rate Ranges, Maximum				8.13%	8.13%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[8]			2015
Maturity Date High	[8]			2038
Weighted Average Interest Rate				2.71%
Interest Rate Ranges, Minimum				0.01%	0.04%
Interest Rate Ranges, Maximum				6.30%	6.30%
Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2032
Weighted Average Interest Rate				2.47%
Interest Rate Ranges, Minimum				0.925%	0.983%
Interest Rate Ranges, Maximum				6.60%	8.03%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2031
Weighted Average Interest Rate				3.66%
Interest Rate Ranges, Minimum				0.88%	0.88%
Interest Rate Ranges, Maximum				6.25%	6.25%
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2059
Weighted Average Interest Rate				1.62%
Interest Rate Ranges, Minimum				1.15%	1.15%
Interest Rate Ranges, Maximum				13.718%	13.718%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,970,400	$ 2,976,100
Pollution Control Bonds	[1]			616,500	530,600
Notes Payable - Affiliated				0	86,000
Securitization Bonds				341,500	363,700
Other Long-term Debt				2,300	2,300
Total Long-term Debt Outstanding				3,930,700	3,958,700
Outstanding Long-term Debt
Principal Amount, 2016				318,000
Principal Amount, 2017				273,500
Principal Amount, 2018				124,000
Principal Amount, 2019				180,400
Principal Amount, 2020				24,900
Principal Amount, After 2020				3,045,000
Principal Amount, Total				3,965,800
Unamortized Discount, Net and Debt Issuance Costs				(35,100)
Total Long-term Debt Outstanding				3,930,700	3,958,700
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				135,400	159,800
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				7,600	8,900		6,500
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,453,800	1,519,300		1,443,000
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				672,600	612,700		345,000
Issuance of Long-term Debt				$ 726,300	394,200		$ 444,400
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 0
Appalachian Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				211,200	44,200
Maximum Loans to Money Pool				694,800	542,200
Average Borrowings from Money Pool				82,000	12,600
Average Loans to Money Pool				79,000	104,500
Net Loans (Borrowings) to/from Money Pool				(155,400)	48,500
Authorized Short Term Borrowing Limit				$ 600,000	$ 600,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				0.87%	0.59%		0.43%
Minimum Interest Rate				0.37%	0.24%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.53%	0.29%		0.33%
Average Interest Rate For Funds Loaned				0.47%	0.29%		0.33%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 200	$ 0		$ 400
Interest Income
Interest Income Earned On Advances To Money Pool				$ 400	$ 300		100
Appalachian Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2045
Weighted Average Interest Rate				5.39%
Interest Rate Ranges, Minimum				3.40%	3.40%
Interest Rate Ranges, Maximum				7.00%	7.95%
Appalachian Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[8]			2015
Maturity Date High	[8]			2038
Weighted Average Interest Rate				1.70%
Interest Rate Ranges, Minimum				0.01%	0.04%
Interest Rate Ranges, Maximum				5.375%	5.375%
Appalachian Power Co [Member] | Pollution Control Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 75,000
Issuance of Long-term Debt			$ 75,000
Due Date			2016
Appalachian Power Co [Member] | Notes Payable Affiliated [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2015
Weighted Average Interest Rate
Interest Rate Ranges, Minimum					3.125%
Interest Rate Ranges, Maximum					3.125%
Appalachian Power Co [Member] | Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2031
Weighted Average Interest Rate				2.85%
Interest Rate Ranges, Minimum				2.008%	2.008%
Interest Rate Ranges, Maximum				3.772%	3.772%
Appalachian Power Co [Member] | Securitization Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		$ 11,000
Appalachian Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2026
Maturity Date High				2026
Weighted Average Interest Rate				13.718%
Interest Rate Ranges, Minimum				13.718%	13.718%
Interest Rate Ranges, Maximum				13.718%	13.718%
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,117,000	$ 1,240,800
Pollution Control Bonds	[1]			225,100	224,800
Notes Payable	[2]			175,500	176,700
Spent Nuclear Fuel Obligation	[4]			265,600	265,500
Other Long-term Debt				216,800	111,800
Total Long-term Debt Outstanding				2,000,000	2,019,600
Outstanding Long-term Debt
Principal Amount, 2016				162,900
Principal Amount, 2017				68,500
Principal Amount, 2018				318,000
Principal Amount, 2019				484,100
Principal Amount, 2020				1,800
Principal Amount, After 2020				975,100
Principal Amount, Total				2,010,400
Unamortized Discount, Net and Debt Issuance Costs				(10,400)
Total Long-term Debt Outstanding				2,000,000	2,019,600
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				134,800	137,500
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				8,400	7,900		6,500
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,553,000	1,488,600		1,458,800
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				332,100	218,500		370,300
Issuance of Long-term Debt				310,700	205,600		$ 348,900
Reaquired Pollution Control Bonds Held by Trustees				$ 40,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 92,000
Indiana Michigan Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				297,300	150,700
Maximum Loans to Money Pool				13,500	158,900
Average Borrowings from Money Pool				152,600	73,200
Average Loans to Money Pool				13,500	39,100
Net Loans (Borrowings) to/from Money Pool				(282,600)	(129,000)
Authorized Short Term Borrowing Limit				$ 500,000	$ 500,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				0.87%	0.59%		0.43%
Minimum Interest Rate				0.37%	0.24%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.49%	0.31%		0.36%
Average Interest Rate For Funds Loaned				0.48%	0.30%		0.32%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 800	$ 100		$ 100
Interest Income
Interest Income Earned On Advances To Money Pool				$ 100	$ 100		900
Indiana Michigan Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2037
Weighted Average Interest Rate				5.82%
Interest Rate Ranges, Minimum				3.20%	3.20%
Interest Rate Ranges, Maximum				7.00%	7.00%
Indiana Michigan Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[8]			2015
Maturity Date High	[8]			2025
Weighted Average Interest Rate				1.79%
Interest Rate Ranges, Minimum				0.01%	0.04%
Interest Rate Ranges, Maximum				4.625%	4.625%
Indiana Michigan Power Co [Member] | Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2019
Weighted Average Interest Rate				1.02%
Interest Rate Ranges, Minimum				0.925%	0.983%
Interest Rate Ranges, Maximum				2.12%	2.12%
Indiana Michigan Power Co [Member] | Notes Payable [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		8,000	$ 14,000
Indiana Michigan Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2025
Weighted Average Interest Rate				2.14%
Interest Rate Ranges, Minimum				1.81%	1.55%
Interest Rate Ranges, Maximum				6.00%	6.00%
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,938,900	$ 1,937,300
Pollution Control Bonds	[1]			32,200	118,200
Securitization Bonds				185,300	229,900
Other Long-term Debt				1,300	1,400
Total Long-term Debt Outstanding				2,157,700	2,286,800
Outstanding Long-term Debt
Principal Amount, 2016				395,900
Principal Amount, 2017				46,400
Principal Amount, 2018				397,000
Principal Amount, 2019				48,000
Principal Amount, 2020				100
Principal Amount, After 2020				1,283,100
Principal Amount, Total				2,170,500
Unamortized Discount, Net and Debt Issuance Costs				(12,800)
Total Long-term Debt Outstanding				2,157,700	2,286,800
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				351,400	365,800
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				30,700	28,800		21,600
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				2,569,400	2,647,600		2,620,500
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				131,500	438,600		1,196,000
Issuance of Long-term Debt				0	0		$ 1,378,300
Reaquired Pollution Control Bonds Held by Trustees				345,000
Ohio Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				0	120,300
Maximum Loans to Money Pool				367,500	405,400
Average Borrowings from Money Pool				0	34,800
Average Loans to Money Pool				266,600	107,300
Net Loans (Borrowings) to/from Money Pool				331,100	312,500
Authorized Short Term Borrowing Limit				$ 400,000	$ 400,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				0.87%	0.59%		0.43%
Minimum Interest Rate				0.37%	0.24%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.00%	0.27%		0.33%
Average Interest Rate For Funds Loaned				0.48%	0.34%		0.32%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 0	$ 0		$ 500
Interest Income
Interest Income Earned On Advances To Money Pool				$ 1,300	$ 200		200
Ohio Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2035
Weighted Average Interest Rate				5.98%
Interest Rate Ranges, Minimum				5.375%	5.375%
Interest Rate Ranges, Maximum				6.60%	6.60%
Ohio Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[8]			2015
Maturity Date High	[8]			2038
Weighted Average Interest Rate				5.80%
Interest Rate Ranges, Minimum				5.80%	3.125%
Interest Rate Ranges, Maximum				5.80%	5.80%
Ohio Power Co [Member] | Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2020
Weighted Average Interest Rate				1.56%
Interest Rate Ranges, Minimum				0.958%	0.958%
Interest Rate Ranges, Maximum				2.049%	2.049%
Ohio Power Co [Member] | Securitization Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 23,000
Ohio Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2028
Maturity Date High				2028
Weighted Average Interest Rate				1.15%
Interest Rate Ranges, Minimum				1.15%	1.15%
Interest Rate Ranges, Maximum				1.15%	1.15%
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares			10,482,000	10,482,000
Ending Balance, Shares				10,482,000	10,482,000
Long-term Debt
Senior Unsecured Notes				$ 1,142,700	$ 893,000
Pollution Control Bonds	[1]			12,600	12,600
Other Long-term Debt				130,800	131,100
Total Long-term Debt Outstanding				1,286,100	1,036,700
Outstanding Long-term Debt
Principal Amount, 2016				275,400
Principal Amount, 2017				500
Principal Amount, 2018				500
Principal Amount, 2019				250,500
Principal Amount, 2020				13,100
Principal Amount, After 2020				753,500
Principal Amount, Total				1,293,500
Unamortized Discount, Net and Debt Issuance Costs				(7,400)
Total Long-term Debt Outstanding				1,286,100	1,036,700
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				116,100	112,900
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				5,800	5,900		5,600
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,326,100	1,321,100		1,232,400
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				400	34,100		400
Issuance of Long-term Debt				$ 248,800	75,000		$ 49,700
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 105,000
Public Service Co Of Oklahoma [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				165,900	177,000
Maximum Loans to Money Pool				152,500	0
Average Borrowings from Money Pool				113,100	93,700
Average Loans to Money Pool				86,800	0
Net Loans (Borrowings) to/from Money Pool				80,600	(154,200)
Authorized Short Term Borrowing Limit				$ 300,000	$ 300,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				0.87%	0.59%		0.43%
Minimum Interest Rate				0.37%	0.24%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.49%	0.29%		0.34%
Average Interest Rate For Funds Loaned				0.48%	0.00%		0.33%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 100	$ 300		$ 0
Interest Income
Interest Income Earned On Advances To Money Pool				$ 400	$ 0		100
Public Service Co Of Oklahoma [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2045
Weighted Average Interest Rate				5.11%
Interest Rate Ranges, Minimum				3.17%	4.40%
Interest Rate Ranges, Maximum				6.625%	6.625%
Public Service Co Of Oklahoma [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2020
Weighted Average Interest Rate				4.45%
Interest Rate Ranges, Minimum				4.45%	4.45%
Interest Rate Ranges, Maximum				4.45%	4.45%
Public Service Co Of Oklahoma [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2027
Weighted Average Interest Rate				1.80%
Interest Rate Ranges, Minimum				1.587%	1.482%
Interest Rate Ranges, Maximum				3.00%	3.00%
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 1,961,000	$ 1,816,900
Pollution Control Bonds	[1]			134,500	134,400
Notes Payable	[2]			78,600	81,900
Other Long-term Debt				99,400	99,200
Total Long-term Debt Outstanding				2,273,500	2,132,400
Outstanding Long-term Debt
Principal Amount, 2016				3,300
Principal Amount, 2017				353,300
Principal Amount, 2018				384,900
Principal Amount, 2019				456,700
Principal Amount, 2020				3,300
Principal Amount, After 2020				1,087,400
Principal Amount, Total				2,288,900
Unamortized Discount, Net and Debt Issuance Costs				(15,400)
Total Long-term Debt Outstanding				2,273,500	2,132,400
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				151,800	148,700
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				7,000	6,800		5,900
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,597,800	1,655,800		1,533,800
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				306,800	3,300		3,300
Issuance of Long-term Debt				$ 445,900	99,400		$ 0
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 354,000
Southwestern Electric Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				112,500	153,500
Maximum Loans to Money Pool				299,900	51,300
Average Borrowings from Money Pool				48,100	71,000
Average Loans to Money Pool				103,400	24,400
Net Loans (Borrowings) to/from Money Pool				(58,300)	41,000
Authorized Short Term Borrowing Limit				$ 350,000	$ 350,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				0.87%	0.59%		0.43%
Minimum Interest Rate				0.37%	0.24%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.53%	0.29%		0.34%
Average Interest Rate For Funds Loaned				0.48%	0.32%		0.36%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 100	$ 200		$ 0
Interest Income
Interest Income Earned On Advances To Money Pool				400	$ 0		$ 100
Southwestern Electric Power Co [Member] | Nonutility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool				2,000
Average Loans to Money Pool				2,000
Net Loans (Borrowings) to/from Money Pool				$ 2,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				0.87%
Minimum Interest Rate				0.37%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Loaned				0.48%
Interest Income
Interest Income Earned On Advances To Money Pool				$ 4
Southwestern Electric Power Co [Member] | Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2015
Maturity Date High				2045
Weighted Average Interest Rate				5.28%
Interest Rate Ranges, Minimum				3.55%	3.55%
Interest Rate Ranges, Maximum				6.45%	6.45%
Southwestern Electric Power Co [Member] | Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[8]			2015
Maturity Date High	[8]			2019
Weighted Average Interest Rate				3.62%
Interest Rate Ranges, Minimum				1.60%	3.25%
Interest Rate Ranges, Maximum				4.95%	4.95%
Southwestern Electric Power Co [Member] | Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2032
Weighted Average Interest Rate				5.15%
Interest Rate Ranges, Minimum				4.58%	4.58%
Interest Rate Ranges, Maximum				6.37%	6.37%
Southwestern Electric Power Co [Member] | Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2017
Weighted Average Interest Rate				1.82%
Interest Rate Ranges, Minimum				1.82%	1.73%
Interest Rate Ranges, Maximum				1.82%	1.73%
AEP Texas Central Co [Member] | Securitization Bonds [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 128,000
Transource Missouri [Member] | Other Long Term Debt [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Issuance of Long-term Debt		3,000
Credit Facility		$ 300,000
Due Date		2018

[1]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.
[2]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[3]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[4]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).
[5]	Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.
[6]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
[7]	Weighted average rate.
[8]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.